Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Intangible Assets

	Goodwill	Mineral licenses	Other intangible assets
Cost
At December 31, 2014	32,958	55,712	—

Additions	—	71	—
Disposal	(88)	—	—
Exchange differences	125	—	—

At December 31, 2015	32,995	55,783	—

Additions	—	—	—
Disposal	—	—	—
Exchange differences	(93)	—	—

At December 31, 2016	32,902	55,783	—

Additions	0	0	880
Disposal	0	(165)	0
Exchange differences	(24)	0	0

At December 31, 2017	32,878	55,618	880

Depletion, amortisation and impairment
At December 31, 2014	(10,261)	(15,590)	—

Impairment	(1,444)	—	—
Depletion and amortisation	—	(1,676)	—
Disposal	88	—	—
Exchange differences	—	—	—

At December 31, 2015	(11,617)	(17,266)	—

Impairment	(2,930)	(572)	—
Depletion and amortisation	—	(1,846)	—
Disposal	—	—	—
Exchange differences		—	—

At December 31, 2016	(14,547)	(19,684)	—

Impairment	0	(1,190)	0
Depletion and amortisation	0	(1,504)	0
Disposal	0	0	0
Exchange differences	0	0	0

At December 31, 2017	(14,547)	(22,378)	0

Net book value
At December 31, 2014	22,697	40,122	—

At December 31, 2015	21,378	38,517	—

At December 31, 2016	18,355	36,099	—

At December 31, 2017	18,331	33,240	880